Variable Interest Entities	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Variable Interest Entities	Variable Interest Entities
As at December 31, 2020, the Company had investments in one (December 31, 2019 — one) variable interest entity (“VIE”), namely Peregrine Reinsurance Ltd (“Peregrine”).
Peregrine. In November 2016, Peregrine, a subsidiary of the Company, was registered as a segregated accounts company under the Segregated Accounts Companies Act 2000, as amended. As at December 31, 2020, Peregrine had six segregated accounts which were funded by third-party investors and two segregated accounts which are funded by Aspen are consolidated within the financial statements.
The Company has determined that Peregrine has the characteristics of a VIE as addressed by the guidance in ASC 810, Consolidation. The six segregated accounts have not been consolidated as part of the Company’s consolidated financial statements because the Company is not the primary beneficiary of those accounts. The Company has, however, concluded that it is the primary beneficiary of the Peregrine general fund and, similar to prior reporting periods, the results of the Peregrine general fund are included in the Company’s consolidated financial statements.
Silverton. On September 10, 2013, the Company established Silverton Re Ltd (“Silverton”), a Bermuda domiciled special purpose insurer formed to provide additional collateralized capacity to support Aspen Re’s business through retrocession agreements which are collateralized and funded by Silverton through the issuance of one or more series of participating loan notes (collectively, the “Loan Notes”). Silverton is a non-rated insurer and the risks are fully collateralized by way of funds held in trust for the benefit of Aspen Bermuda and Aspen U.K., the ceding reinsurers. Silverton has not issued any Loan Notes since 2017.
A final payment was made to noteholders after commutation of the reinsurance agreement on July 1, 2019. Silverton has no further reinsurance commitments outstanding.
The following tables show the total liability balance of the Loan Notes for the twelve months ended December 31, 2020 and 2019:

For the Twelve Months Ended December 31, 2020
	Third Party	Aspen Holdings	Total
($ in millions)
Opening balance	$—	$—	$—
Total change in fair value for the period	—	—	—
Total distributed in the period	—	—	—
Closing balance as at December 31, 2020	$—	$—	$—

Liability
Loan notes (long-term liabilities)	$—	$—	$—
Accrued expenses (current liabilities)	—	—	—
Total aggregate unpaid balance as at December 31, 2020	$—	$—	$—

	For the Twelve Months Ended December 31, 2019
	Third Party	Aspen Holdings	Total
	($ in millions)
Opening balance	$4.6	$1.1	$5.7
Total change in fair value for the period	3.1	0.8	3.9
Total distributed in the period	(7.7)	(1.9)	(9.6)
Closing balance as at December 31, 2019	$—	$—	$—

Liability
Loan notes (long-term liabilities)	$—	$—	$—
Accrued expenses (current liabilities)	—	—	—
Total aggregate unpaid balance as at December 31, 2019	$—	$—	$—
The Company had determined that Silverton has the characteristics of a VIE that are addressed by the guidance in ASC 810, Consolidation. The Company concluded that it was the primary beneficiary of Silverton as it owned all of Silverton’s voting shares and issued share capital, and had a significant financial interest in, and the power to control, Silverton. As a result, the Company consolidated Silverton upon its formation. The Company had no other obligation to provide financial support to Silverton and neither the creditors nor beneficial interest holders of Silverton had recourse to the Company’s general credit.
After commutation of the 2017 reinsurance contract and settlement of all Loan Notes, the Company has determined that Silverton will no longer be regarded as a VIE.
For further information regarding the Loan Notes attributable to the third-party investments in Silverton, refer to Note 6, “Fair Value Measurements” of these consolidated financial statements.